JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.5%
Alternative Assets — 2.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,073,173	63,337,848

Fixed Income — 60.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	76,474,600	917,695,206
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	36,188,562	308,326,544
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,763,200	63,658,242
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	6,699,473	55,270,651
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,779,974	61,629,960
JPMorgan High Yield Fund Class R6 Shares (a)	31,331,837	225,902,547
JPMorgan Income Fund Class R6 Shares (a)	2,713,549	26,158,608
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	15,247,039	156,129,676
JPMorgan Managed Income Fund Class L Shares (a)	470,976	4,733,305
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	7,104,804	68,206,119

Total Fixed Income		1,887,710,858

International Equity — 12.1%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	1,743,735	21,570,007
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,117,928	62,817,756
JPMorgan International Advantage Fund Class R6 Shares (a)	4,244,174	84,374,186
JPMorgan International Equity Fund Class R6 Shares (a)	7,482,555	127,502,730
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	4,527,777	79,643,590

Total International Equity		375,908,269

U.S. Equity — 18.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,299,296	116,536,984
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	661,434	15,074,090
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	821,056	41,997,030
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	244,186	14,279,989
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	523,340	10,027,193
JPMorgan Small Cap Value Fund Class R6 Shares (a)	439,748	11,116,839
JPMorgan U.S. Equity Fund Class R6 Shares (a)	14,036,368	225,283,702
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,281,095	147,078,491
JPMorgan Value Advantage Fund Class R6 Shares (a)	176,693	6,383,902

Total U.S. Equity		587,778,220

TOTAL INVESTMENT COMPANIES (Cost $2,592,266,767)		2,914,735,195

EXCHANGE-TRADED FUNDS — 2.5%
Fixed Income — 2.5%
iShares TIPS Bond ETF (Cost $75,581,510)	678,096	78,855,784

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $6,369,283)	6,379,000	6,380,745

	Shares
SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $129,967,748)	129,967,748	129,967,748

Total Investments — 100.4% (Cost $2,804,185,308)		3,129,939,472
Liabilities in Excess of Other Assets — (0.4)%		(11,444,782)

Net Assets — 100.0%		3,118,494,690

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Security

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	803	12/2019	USD	29,574,490	260,168
Russell 2000 E-Mini Index	3	12/2019	USD	228,615	(6,026)
U.S. Treasury 10 Year Note	212	12/2019	USD	27,626,250	(137,935)

					116,207

Short Contracts
EURO STOXX 50 Index	(431)	12/2019	EUR	(16,688,570)	(232,201)
MSCI EAFE E-Mini Index	(156)	12/2019	USD	(14,803,620)	69,097
MSCI Emerging Markets E-Mini Index	(425)	12/2019	USD	(21,284,000)	333,450
S&P 500 E-Mini Index	(189)	12/2019	USD	(28,132,650)	186,430

					356,776

					472,983

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,123,558,727	$6,380,745	$—	$3,129,939,472

Appreciation in Other Financial Instruments
Futures Contracts (a)	$849,145	$—	$—	$849,145

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(143,961)	$(232,201)	$—	$(376,162)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$907,451,228	$6,642,742	$12,668,827	$340,293	$15,929,770	$917,695,206	76,474,600	$6,642,742	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	378,088,985	2,721,808	77,408,665	2,353,896	2,570,520	308,326,544	36,188,562	2,721,808	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	27,648,593	—	4,806,530	555,994	(1,828,050)	21,570,007	1,743,735	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	62,776,300	809,847	—	—	72,095	63,658,242	7,763,200	809,848	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	61,081,107	2,982,049	—	—	(1,245,400)	62,817,756	2,117,928	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	62,787,834	685,528	8,577,751	(216,506)	591,546	55,270,651	6,699,473	685,528	—
JPMorgan Equity Income Fund Class R6 Shares (a)	50,364,837	65,273,220	—	—	898,927	116,536,984	6,299,296	399,417	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	71,409,310	828,070	10,237,927	(314,667)	(54,826)	61,629,960	6,779,974	828,070	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	80,797,352	—	65,648,052	43,569,237	(43,644,447)	15,074,090	661,434	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	279,081,897	3,757,007	56,462,656	(625,603)	151,902	225,902,547	31,331,837	3,757,007	—
JPMorgan Income Fund Class R6 Shares (a)	25,584,642	331,817	—	—	242,149	26,158,608	2,713,549	331,787	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	164,590,102	1,014,149	9,509,822	(9,547)	44,794	156,129,676	15,247,039	1,014,150	—
JPMorgan International Advantage Fund Class R6 Shares (a)	112,192,154	—	25,808,257	2,046,957	(4,056,668)	84,374,186	4,244,174	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	123,831,393	5,748,575	—	—	(2,077,238)	127,502,730	7,482,555	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	73,405,087	6,803,666	—	—	(565,163)	79,643,590	4,527,777	—	—
JPMorgan Managed Income Fund Class L Shares (a)	51,690,031	254,895	47,211,734	186,601	(186,488)	4,733,305	470,976	247,989	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	42,210,505	—	—	—	(213,475)	41,997,030	821,056	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	64,799,953	337,292	6,587,142	1,116,803	3,670,942	63,337,848	4,073,173	337,291	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	50,998,568	17,043,472	—	—	164,079	68,206,119	7,104,804	406,842	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,284,873	—	—	—	(4,884)	14,279,989	244,186	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	12,308,326	—	1,855,524	452,271	(877,880)	10,027,193	523,340	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,554,656	34,925	431,836	(89,457)	48,551	11,116,839	439,748	34,925	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	169,532,001	55,715,168	—	—	36,533	225,283,702	14,036,368	631,828	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a)(b)	34,668,001	363,150,093	267,850,346	—	—	129,967,748	129,967,748	453,592	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	145,266,175	602,208	—	—	1,210,108	147,078,491	5,281,095	602,208	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	75,924,987	—	70,441,843	37,994,499	(37,093,741)	6,383,902	176,693	—	—

Total	$3,154,328,897	$534,736,531	$665,506,912	$87,360,771	$(66,216,344)	$3,044,702,943		$19,905,032	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.